FAIR VALUE	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE	FAIR VALUE
The Company estimates the fair value of certain assets and liabilities for both measurement and disclosure purposes. The fair value hierarchy categorizes the underlying assumptions and inputs to valuation techniques that are used to measure fair value into three levels as follows:

•Level 1 inputs are quoted prices in active markets for identical assets or liabilities that can be accessed as of the measurement date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 inputs are those other than quoted prices included in Level 1 that are observable for the assets or liabilities, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
•Level 3 inputs are those that are unobservable or not readily observable for the asset or liability and are used to measure fair value to the extent relevant observable inputs are not available.

Assets and liabilities measured at fair value, by their nature, result in a higher degree of financial statement volatility. See Note 1 to these Consolidated Financial Statements for a broad discussion of fair value measurement techniques. When available, the Company uses quoted market prices or matrix pricing in active markets to determine fair value and classifies such items as Level 1 or Level 2 assets or liabilities. If quoted market prices in active markets are not available, fair value is determined using third-party broker quotes and/or DCF models incorporating various assumptions including interest rates, prepayment speeds and credit losses. Assets and liabilities valued using broker quotes and/or DCF models are classified as either Level 2 or Level 3, depending on the lowest level classification of an input that is considered significant to the overall valuation.

The Company values assets and liabilities based on the principal market in which each would be sold (in the case of assets) or transferred (in the case of liabilities). The principal market is the forum with the greatest volume and level of activity. In the absence of a principal market, the valuation is based on the most advantageous market. In the absence of observable market transactions, the Company considers liquidity valuation adjustments to reflect the uncertainty in pricing the instruments.

The fair value of a financial asset is measured on a stand-alone basis and cannot be measured as a group, with the exception of certain financial instruments held and managed on a net portfolio basis. In measuring the fair value of a nonfinancial asset, the Company assumes the highest and best use of the asset by a market participant, not just the intended use, to maximize the value of the asset. The Company also considers whether any credit valuation adjustments are necessary based on the counterparty's credit quality. Any models used to determine fair values or validate dealer quotes based on the descriptions below are subject to review and testing as part of the Company's model validation and internal control testing processes.
NOTE 15. FAIR VALUE (continued)

The Company's Market Risk Department approves the methodologies used in the estimations of fair value, including the Company's Level 3 assets and liabilities. Price validation procedures are performed, and the results are reviewed for Level 3 assets and liabilities by the Market Risk Department. Price validation procedures performed for these assets and liabilities can include comparing current prices to historical pricing trends by collateral type and vintage, comparing prices by product type to indicative pricing grids published by market makers, and obtaining corroborating dealer prices for significant securities.

The Company reviews the assumptions utilized to determine fair value on a quarterly basis. Any changes in methodologies or significant inputs used in determining fair values are further reviewed to determine if a change in fair value level hierarchy has occurred. At December 31, 2023, the beneficial interest in the Structured LLC was determined to be Level 2 based on observed market execution. As a result of moving further from the purchase date and observed market execution, the Company is relying on a DCF method going forward for valuation.The $1.1 billion beneficial interest in the Structured LLC transferred from Level 2 to Level 3 during the first quarter of 2024.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the assets and liabilities that are measured at fair value on a recurring basis by major product category and fair value hierarchy as of the dates indicated:

(in thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2025	Level 1	Level 2	Level 3	Balance at December 31, 2024
Financial assets:
U.S. Treasury securities	$706,403	$—	$—	$706,403	$304,440	$—	$—	$304,440
Corporate debt	—	—	—	—	—	13	—	13
ABS	—	945,297	—	945,297	—	748,033	—	748,033
Beneficial interest in Structured LLC	—	—	1,096,789	1,096,789	—	—	1,198,985	1,198,985
MBS	—	4,579,246	—	4,579,246	—	4,881,161	—	4,881,161
Investment in debt securities AFS (2)	$706,403	$5,524,543	$1,096,789	$7,327,735	$304,440	$5,629,207	$1,198,985	$7,132,632
Trading securities	3,538,749	11,896,614	173,404	15,608,767	2,150,785	8,165,771	6,267	10,322,823
Equity securities	—	—	992,138	992,138	—	—	—	—
RICs HFI (3)	—	—	4,870	4,870	—	—	9,039	9,039
LHFS (1)(4)	—	1,531,369	—	1,531,369	—	1,256,401	—	1,256,401
MSRs	—	—	79,526	79,526	—	—	90,958	90,958
Other assets - derivatives (2)	653	670,892	28	671,573	485	1,121,472	23	1,121,980
Total financial assets (5)	$4,245,805	$19,623,418	$2,346,755	$26,215,978	$2,455,710	$16,172,851	$1,305,272	$19,933,833
Financial liabilities:
Trading liabilities	3,727,918	274,433	—	4,002,351	2,220,496	240,117	—	2,460,613
Other liabilities - derivatives (2)	36	648,567	715	649,318	217	1,013,296	52	1,013,565
Total financial liabilities	$3,727,954	$923,000	$715	$4,651,669	$2,220,713	$1,253,413	$52	$3,474,178
(1)    LHFS disclosed on the Consolidated Balance Sheets also includes LHFS that are held at the lower of cost or fair value and are not presented within this table.
(2)    Refer to Note 2 for the fair value of investment securities and to Note 14 for the fair values of derivative assets and liabilities on a further disaggregated basis.
(3) Certain RICs collateralized by vehicle titles and RV/marine loans.
(4) Residential mortgage loans and commercial mortgage loans.
(5) Approximately $2.3 billion of these financial assets were measured using model-based techniques, or Level 3 inputs, and represented approximately 9.0% of total assets measured at fair value on a recurring basis and approximately 1.4% of total consolidated assets.
NOTE 15. FAIR VALUE (continued)

Valuation Processes and Techniques - Recurring Fair Value Assets and Liabilities

The following is a description of the valuation techniques used for instruments measured at fair value on a recurring basis:

Investments in debt securities AFS

Investments in debt securities AFS are accounted for at fair value. The Company utilizes a third-party pricing service to value its investment securities portfolios on a global basis. Its primary pricing service has consistently proved to be a high quality third-party pricing provider. For those investments not valued by pricing vendors, other trusted market sources are utilized. The Company monitors and validates the reliability of vendor pricing on an ongoing basis, which can include pricing methodology reviews, performing detailed reviews of the assumptions and inputs used by the vendor to price individual securities, and price validation testing. Price validation testing is performed independently of the risk-taking function and can include corroborating the prices received from third-party vendors with prices from another third-party source, reviewing valuations of comparable instruments, comparison to internal valuations, or by reference to recent sales of similar securities.

The classification of securities within the fair value hierarchy is based upon the activity level in the market for the security type and the observability of the inputs used to determine their fair values. Actively traded quoted market prices for debt securities AFS, such as government agency securities, corporate debt, state and municipal securities, and MBS, are not readily available. The Company's principal markets for its investment securities are the secondary institutional markets with an exit price that is predominantly reflective of bid-level pricing in these markets. These investment securities are priced by third-party pricing vendors. The third-party vendors use a variety of methods when pricing these securities that incorporate relevant observable market data to arrive at an estimate of what a buyer in the marketplace would pay for a security under current market conditions. These investment securities are, therefore, considered Level 2.

Certain ABS are valued using DCF models. The DCF models are obtained from a third-party pricing vendor which uses observable market data and therefore are classified as Level 2.

The Company's beneficial interest in the Structured LLC was acquired in December 2023, and is valued using an internally-developed DCF model and is classified as Level 3 at December 31, 2025. Significant assumptions used in evaluation include, discount spread, loss estimates, and extension of loans. Significant changes in any of these inputs could result in a higher or lower fair value measurement.

Securities Financing Activities

No quoted prices exist for Securities Financing Activities, so fair value is determined using a DCF technique. Cash flows are estimated based on the terms of the contract. These cash flows are discounted using interest rates appropriate to the maturity of the instrument as well as the nature of the underlying collateral. Securities Financing Activities are classified as Level 2.

LHFI

For certain RICs reported in LHFI, net, the Company has elected the FVO. The estimated fair value of all RICs HFI is estimated using a DCF model and is classified as Level 3.

LHFS

For certain LHFS portfolios, the Company has elected the FVO and the portfolios are measured at fair value on a recurring basis. These loans consisted primarily of loans attributed to CIB whole loan aggregation and bridge lending programs. The fair value of these loans was based on estimated market rates for similar loans and certain forward sale agreements and the loans are considered Level 2. See further discussion below in the section captioned "FVO for Financial Assets and Financial Liabilities."
NOTE 15. FAIR VALUE (continued)

MSRs

The Company maintains an MSR asset accounted for at fair value for sold residential real estate loans serviced for others. At December 31, 2025 and December 31, 2024, the balance of these loans serviced for others was $6.6 billion and $7.4 billion, respectively. Changes in fair value of the MSR are recorded through Miscellaneous income, net on the Consolidated Statements of Operations.

The Company has elected to measure its residential MSRs at fair value to be consistent with the risk management strategy to hedge changes in the fair value of these assets. The fair value of residential MSRs is estimated by using a cash flow valuation model which calculates the present value of estimated future net servicing cash flows, taking into consideration actual and expected mortgage loan prepayment rates, discount rates (reflective of a market participant’s return on an investment for similar assets), servicing costs, and other economic factors which are determined based on current market conditions. Historically, servicing costs and discount rates have been less volatile than prepayment rates, which are directly correlated with changes in market interest rates. Increases in prepayment rates, discount rates and servicing costs result in lower valuations of MSRs. Decreases in the anticipated earnings rate on escrow and similar balances result in lower valuations of MSRs. Assumptions incorporated into the residential MSR valuation model reflect management's best estimate of factors that a market participant would use in valuing the residential MSRs, as well as future expectations. Although sales of residential MSRs do occur, residential MSRs do not trade in an active market with readily observable prices. As deemed appropriate, the Company economically hedges MSRs using interest rate swaps and forward contracts to purchase MBS. See further discussion on these derivative activities in Note 14 to these Consolidated Financial Statements.

As a benchmark for the reasonableness of the residential MSRs' fair value, opinions of value from Brokers are obtained. Brokers provide a range of values based upon their own DCF calculations of our portfolio that reflect conditions in the secondary market and any recently executed servicing transactions. Management compares the internally-developed residential MSR values to the ranges of values received from brokers. If the residential MSRs' fair value falls outside of the Brokers' ranges, management will assess whether a valuation adjustment is warranted. The residential MSRs value is considered to represent a reasonable estimate of fair value. MSRs are classified as Level 3.

Gains and losses on MSRs are recognized on the Consolidated Statements of Operations through Miscellaneous income, net.

Significant assumptions used in the valuation of residential MSRs include CPRs and the discount rate. Other important valuation assumptions include market-based servicing costs and the anticipated earnings on escrow and similar balances held by the Company in the normal course of mortgage servicing activities. Below is a sensitivity analysis of the most significant inputs utilized by the Company in the evaluation of residential MSRs:
•A 10% and 20% increase in the CPR speed would decrease the fair value of the residential servicing asset by $2.2 million and $4.3 million, respectively, at December 31, 2025.
•A 10% and 20% increase in the discount rate would decrease the fair value of the residential servicing asset by $2.9 million and $5.6 million, respectively, at December 31, 2025.

Significant increases/(decreases) in any of those inputs in isolation would result in significantly (lower)/higher fair value measurements, respectively. These sensitivity calculations are hypothetical and should not be considered to be predictive of future performance. Changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of an adverse variation in a particular assumption on the fair value of the MSRs is calculated without changing any other assumption, while in reality changes in one factor may result in changes in another, which may either magnify or counteract the effect of the change. Prepayment estimates generally increase when market interest rates decline and decrease when market interest rates rise. Discount rates typically increase when market interest rates increase and/or credit and liquidity risks increase and decrease when market interest rates decline and/or credit and liquidity conditions improve.
NOTE 15. FAIR VALUE (continued)

Derivatives

The valuation of these instruments is determined using commonly accepted valuation techniques, including DCF analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable and unobservable market-based inputs. The fair value represents the estimated amount the Company would receive or pay to terminate the contract or agreement, taking into account current interest rates, foreign exchange rates, equity prices and, when appropriate, the current creditworthiness of the counterparties.

The Company incorporates credit valuation adjustments in the fair value measurement of its derivatives to reflect the counterparty's nonperformance risk, except for those derivative contracts with associated credit support annexes which provide credit enhancements, such as collateral postings and guarantees. The Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy. Certain of the Company's derivatives utilize Level 3 inputs, which are primarily related to total return settlement derivative contracts.

The DCF model is utilized to determine the fair value of the total return settlement derivative contracts. The significant unobservable inputs for total return settlement derivative contracts used in the fair value measurement of the Company's liabilities are discount percentages, which are based on comparable financial instruments. See Note 14 to the Consolidated Financial Statements for a discussion of derivatives activity.

Trading liabilities

The sales and trading of financial instruments are recorded on the trade date. Trading liabilities includes amounts payable for securities transactions that have not reached their contractual settlement date. Financial instruments owned and securities sold, not yet purchased, are carried at fair value.

Equity securities

The Company holds interests in nonmarketable equity investments through a U.K. Limited Partnership formed to invest in early-stage financial technology companies. The valuation of direct and indirect private equity investments requires significant management judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such investments. In accordance with ASC 820, Fair Value Measurement, management uses all available information in making fair value estimates of these investments. Various valuation techniques are used for direct investments as appropriate for the nature of the security, including multiples of revenues of the entity, independent appraisals, and recent and anticipated financing and sale transactions with third parties. A multiple of revenue calculation is the valuation technique utilized most frequently and is the most significant unobservable input used in such calculation. In addition, the Company applies a liquidity discount factor to adjust for the inherent inability to convert the underlying investments in early-stage financial technology companies to cash quickly and at a minimal cost. A significant portion of the change in fair value in the fourth quarter of 2025 was based upon observable inputs from recent transactions.

Management evaluates the reasonableness of these assumptions each reporting period in light of current market conditions, the investee’s financial performance, and other factors that could affect the estimated fair value. The use of different assumptions or methodologies could result in materially different fair value estimates. Significant decreases (increases) in the multiple of earnings could result in a significantly lower (higher) fair value measurement. Generally, direct equity investments are classified as Level 3.
NOTE 15. FAIR VALUE (continued)

Level 3 Rollforward for Assets and Liabilities Measured at Fair Value on a Recurring Basis

The tables below present the changes in Level 3 balances for those assets and liabilities measured at fair value on a recurring basis for the periods indicated.

	Year ended December 31, 2025							Year ended December 31, 2024
(in thousands)	Beneficial Interest in Structured, LLC	RICs HFI	MSRs	Derivatives, net	Equity Securities	Other	Total	Beneficial interest in Structured, LLC	RICs HFI	MSRs	Derivatives, net	Equity Securities	Other	Total
Balances, beginning of period	$1,198,985	$9,039	$90,958	$(29)	$—	$6,267	$1,305,220	$—	$13,888	$94,266	$(596)	$—	$552	$108,110
Gain / (losses) in OCI	(73,544)	—	—	—	—	—	(73,544)	99,985	—	—	—	—	—	99,985
Gains/(losses) in earnings	—	—	(2,756)	(658)	187,606	(8,027)	176,165	—	—	6,112	567	—	710	7,389
Additions/Issuances	—	—	—	—	836,812	12,096	848,908	—	—	—	—	—	3,734	3,734
Transfers from Level 2	—	—	—	—	—	220,248	220,248	1,122,510	—	—	—	—	3,320	1,125,830
Settlements (1)	(28,652)	(4,169)	(8,676)	—	(32,280)	(57,180)	(130,957)	(23,510)	(4,849)	(9,420)	—	—	(2,049)	(39,828)
Balances, end of period	$1,096,789	$4,870	$79,526	$(687)	$992,138	$173,404	$2,346,040	$1,198,985	$9,039	$90,958	$(29)	$—	$6,267	$1,305,220
Changes in unrealized gains (losses) included in earnings related to balances still held at end of period	$—	$—	$(2,756)	$(658)	$168,900	$(8,027)	$157,459	$—	$—	$6,112	$567	$—	$710	$7,389
(1)Settlements include charge-offs, prepayments, paydowns, sales, and maturities.
NOTE 15. FAIR VALUE (continued)

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The Company may be required to measure certain assets and liabilities at fair value on a nonrecurring basis in accordance with GAAP from time to time. These adjustments to fair value usually result from application of lower-of-cost-or-fair value accounting or certain impairment measures. Assets measured at fair value on a nonrecurring basis that were still held on the balance sheet were as follows at the dates indicated:

(in thousands)	Level 1	Level 2	Level 3	Balance at December 31, 2025	Level 1	Level 2	Level 3	Balance at December 31, 2024
Impaired commercial LHFI	$—	$213,159	$3,473	$216,632	$—	$208,820	$35,030	$243,850
Foreclosed assets	—	31,536	—	31,536	—	74,759	—	74,759
Vehicle inventory	—	378,882	—	378,882	—	348,603	—	348,603
LHFS	—	—	54,835	54,835	—	—	77,552	77,552
Auto loans impaired due to bankruptcy	—	168,371	—	168,371	—	148,053	—	148,053
Goodwill	—	—	2,766,665	2,766,665	—	—	2,766,665	2,766,665

Valuation Processes and Techniques - Nonrecurring Fair Value Assets and Liabilities

Impaired commercial LHFI in the table above represents the recorded investment of impaired commercial loans for which the Company measures impairment during the period based on the fair value of the underlying collateral supporting the loan. Written offers to purchase a specific impaired loan are considered observable market inputs, which are considered Level 1 inputs. Appraisals are obtained to support the fair value of the collateral and incorporate measures such as recent sales prices for comparable properties and are considered Level 2 inputs. Loans for which the value of the underlying collateral is determined using a combination of real estate appraisals, field examinations and internal calculations are classified as Level 3. The inputs in the internal calculations may include the loan balance, estimation of the collectability of the underlying receivables held by the customer used as collateral, sale and liquidation value of the inventory held by the customer used as collateral and historical loss-given-default parameters. In cases in which the carrying value exceeds the fair value of the collateral less cost to sell, an impairment charge is recognized.

Foreclosed assets represent the recorded investment in assets taken during the period presented in foreclosure of defaulted loans and are primarily comprised of commercial and residential real properties and generally measured at fair value less costs to sell. The fair value of the real property is generally determined using appraisals or other indications of market value based on recent comparable sales of similar properties or assumptions generally observable in the marketplace.

The Company estimates the fair value of its vehicles, which are obtained either through repossession or lease termination, using historical auction rates and current market values of used cars.

The Company has LHFS portfolios that are measured at fair value on a nonrecurring basis primarily consisting of commercial loans. The estimated fair value of these LHFS is calculated based on a combination of estimated market rates for similar loans with similar credit risks and a DCF analysis in which the Company uses significant unobservable inputs on key assumptions, including historical default rates and adjustments to reflect voluntary prepayments, prepayment rates, discount rates reflective of the cost of funding, and credit loss expectations. These are classified Level 3.

For loans that are considered collateral-dependent, such as certain bankruptcy loans, impairment is measured based on the fair value of the collateral less its estimated cost to sell. For the underlying collateral, the estimated fair value is obtained using historical auction rates and current market levels of the collateral securing the loans.
NOTE 15. FAIR VALUE (continued)

The estimated fair value of goodwill is calculated using unobservable inputs and is classified as Level 3. Goodwill is written down to fair value when, as a result of an annual or interim goodwill impairment test, an impairment is identified and recognized. Fair value is calculated using widely-accepted valuation techniques, such as the guideline public company market approach (earnings and price-to-tangible book value multiples of comparable public companies) and the income approach (the DCF method). The Company uses a combination of these accepted methodologies to determine the fair valuation of reporting units. Several factors are taken into account, including actual operating results, future business plans, economic projections, and market data. On a quarterly basis, the Company assesses whether or not impairment indicators are present. For information on the Company's goodwill impairment test and the results of the most recent goodwill impairment test, see Note 6 for a further description of the Company's goodwill valuation methodology.

Fair Value Adjustments

The following table presents the increases and decreases in value of certain assets that are measured at fair value on a nonrecurring basis for which a fair value adjustment has been included in the Consolidated Statements of Operations relating to assets held at period-end:

		Year ended December 31,
(in thousands)	Statement of Operations Location	2025	2024	2023
Impaired LHFI	Credit loss expense / (benefit)	$(16,055)	$11,717	$16,166
Foreclosed assets	Miscellaneous income, net (1)	(10,791)	(3,983)	(298)
LHFS	Credit loss expense / (benefit)	9,102	—	4,021
LHFS	Miscellaneous income, net (1)	49	(1,998)	(2,231)
Auto loans impaired due to bankruptcy	Credit loss expense / (benefit)	8,434	17,448	14,978
(1)    Gains are disclosed as positive numbers while losses are shown as a negative number regardless of the line item being affected.

Level 3 Inputs - Significant Recurring and Nonrecurring Fair Value Assets and Liabilities

The following table presents quantitative information about the significant unobservable inputs within significant Level 3 recurring and nonrecurring assets and liabilities at the dates indicated:

(dollars in thousands)	Fair Value at December 31, 2025 (4)	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Financial Assets:
Beneficial interest in Structured LLC	$1,096,789	DCF	Discount spread	2.75% - 250.00% (13.78%)
			Loss estimate	0.00% - 81.33% (6.85%)
			Extension of loan(1)	48 or 60 months
Equity securities	992,138	Market comparable pricing	Liquidity discount	—% - 25.00% (24.00%)
			Multiples of revenue	0.8x - 17.9x (3.8x)
MSRs	79,526	DCF	CPR (2)	6.48% - 39.82% (7.07%)
			Discount rate (3)	9.22%
(1)    Includes extensions related to workouts and contractual extensions.
(2)     Average CPR projected from collateral stratified by loan type and note rate. Weighted average amount was developed by weighting the associated relative UPB.
(3)    Average discount rate from collateral stratified by loan type and note rate. Weighted average amount was developed by weighting the associated relative UPB.
(4) Excluded insignificant Level 3 assets and liabilities.
NOTE 15. FAIR VALUE (continued)

(dollars in thousands)	Fair Value at December 31, 2024 (4)	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Financial Assets:
Beneficial interest in Structured LLC	$1,198,985	DCF	Discount spread	2.75% - 25.00% (11.77%)
			Loss estimate	0.01% - 44.27% (7.07%)
			Extension of loan (1)	48 or 60 months
MSRs	$90,958	DCF	CPR (2)	3.09% - 100.00% (7.00%)
			Discount rate (3)	9.81%
(1), (2), (3), (4) - See corresponding footnotes to the December 31, 2025 Level 3 significant inputs table above.

Fair Value of Financial Instruments

The carrying amounts and estimated fair values, as well as the level within the fair value hierarchy, of the Company's financial instruments are as follows as of the dates indicated:

	December 31, 2025					December 31, 2024
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$14,373,816	$14,373,816	$14,373,816	$—	$—	$18,546,918	$18,546,918	$18,546,918	$—	$—
Federal funds sold and securities purchased under resale agreements or similar arrangements	8,639,667	8,641,215	—	8,641,215	—	8,132,230	8,140,742	—	8,140,742	—
Investments in debt securities AFS	7,327,735	7,327,735	706,403	5,524,543	1,096,789	7,132,632	7,132,632	304,440	5,629,207	1,198,985
Investments in debt securities HTM	13,211,794	11,871,362	2,087,420	9,783,942	—	9,914,288	8,306,417	584,084	7,722,333	—
Trading securities	15,608,767	15,608,767	3,538,749	11,896,614	173,404	10,322,823	10,322,823	2,150,785	8,165,771	6,267
Equity and other investments (2)	997,138	997,138	—	5,000	992,138	5,000	5,000	—	5,000	—
LHFI, net	76,891,653	77,027,910	—	381,530	76,646,380	80,742,487	80,633,333	—	208,820	80,424,513
LHFS	1,586,204	1,586,204	—	1,531,369	54,835	1,333,953	1,333,953	—	1,256,401	77,552
Restricted cash	5,322,087	5,322,087	5,322,087	—	—	5,029,088	5,029,088	5,029,088	—	—
MSRs	79,526	79,526	—	—	79,526	90,958	90,958	—	—	90,958
Derivatives	671,573	671,573	653	670,892	28	1,121,980	1,121,980	485	1,121,472	23

Financial liabilities:
Deposits (1)	15,076,851	15,095,284	—	15,095,284	—	21,181,835	21,314,519	—	21,314,519	—
Federal funds purchased and securities loaned or sold under repurchase agreements	19,460,394	19,462,596	—	19,462,596	—	16,302,948	16,309,678	—	16,309,678	—
Trading liabilities	4,002,351	4,002,351	3,727,918	274,433	—	2,460,613	2,460,613	2,220,496	240,117	—
Borrowings and other debt obligations	37,102,112	37,746,509	—	34,363,936	3,382,573	44,010,910	44,327,760	—	38,394,469	5,933,291
Derivatives	649,318	649,318	36	648,567	715	1,013,565	1,013,565	217	1,013,296	52
(1) This line item excludes deposit liabilities with no defined or contractual maturities.
(2) This line item includes CDs with a maturity greater than 90 days and equity securities.
NOTE 15. FAIR VALUE (continued)

Valuation Processes and Techniques - Financial Instruments

The preceding tables present disclosures about the fair value of the Company's financial instruments. Those fair values for certain instruments are presented based upon subjective estimates of relevant market conditions at a specific point in time and information about each financial instrument. In cases in which quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. These techniques involve uncertainties resulting in variability in estimates affected by changes in assumptions and risks of the financial instruments at a certain point in time. Therefore, the derived fair value estimates presented above for certain instruments cannot be substantiated by comparison to independent markets. In addition, the fair values do not reflect any premium or discount that could result from offering for sale at one time an entity’s entire holding of a particular financial instrument, nor do they reflect potential taxes and the expenses that would be incurred in an actual sale or settlement. Accordingly, the aggregate fair value amounts presented above do not represent the underlying value of the Company.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments not measured at fair value on the Consolidated Balance Sheets:

Cash, cash equivalents and restricted cash

Cash and cash equivalents include cash and due from depository institutions, interest-bearing deposits in other banks, federal funds sold, and securities purchased under agreements to resell. The related fair value measurements have been classified as Level 1, since their carrying value approximates fair value due to the short-term nature of the asset.

Restricted cash is related to cash restricted for investment purposes, cash posted for collateral purposes, cash advanced for loan purchases, and lockbox collections. Cash and cash equivalents, including restricted cash, have maturities of three months or less and, accordingly, the carrying amount of these instruments is deemed to be a reasonable estimate of fair value.

Securities Financing Activities

No quoted prices exist for Securities Financing Activities, so fair value is determined using a DCF technique. Cash flows are estimated based on the terms of the contract. These cash flows are discounted using interest rates appropriate to the maturity of the instrument as well as the nature of the underlying collateral. Securities Financing Activities are classified as Level 2. At December 31, 2025, the fair value of the underlying collateral was $40.0 billion before netting of $20.4 billion, all of which was sold or re-pledged.

Investments in debt securities HTM

Investments in debt securities HTM are recorded at amortized cost and are priced by third-party pricing vendors. The third-party vendors use a variety of methods when pricing these securities that incorporate relevant observable market data to arrive at an estimate of what a buyer in the marketplace would pay for a security under current market conditions. These investment securities are, therefore, considered Level 2.

LHFI, net

The fair values of loans are estimated based on groupings of similar loans, including but not limited to stratification by type, interest rate, maturity, and borrower creditworthiness. Discounted future cash flow analyses are performed for these loans incorporating assumptions of current and projected voluntary prepayment speeds. Discount rates are determined using the Company's current origination rates on similar loans, adjusted for changes in current liquidity and credit spreads (if necessary). Because the current liquidity spreads are generally not observable in the market and the expected loss assumptions are based on the Company's experience, these are Level 3 valuations. Impaired loans are valued at fair value on a nonrecurring basis. See further discussion under the section captioned "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" above.

LHFS

The Company has LHFS portfolios that are accounted for at the lower of cost or market. Estimated fair value for these portfolios is generally based on prices obtained from agreements to sell the specific assets, if available, recent market transactions for similar assets or prices expected to be obtained in the subsequent sales.
NOTE 15. FAIR VALUE (continued)

Deposits

For deposits with no stated maturity, such as non-interest-bearing and interest-bearing demand deposit accounts, savings accounts, and certain money market accounts, the carrying value approximates fair values. The fair value of fixed-maturity deposits is estimated by discounting cash flows using currently offered rates for deposits of similar remaining maturities and have been classified as Level 2.

Borrowings and other debt obligations

Fair value is estimated by discounting cash flows using rates currently available to the Company for other borrowings with similar terms and remaining maturities. Certain other debt obligation instruments are valued using available market quotes for similar instruments, which contemplates issuer default risk. The related fair value measurements have generally been classified as Level 2. A certain portion of debt relating to revolving credit facilities is classified as Level 3. Management believes that the terms of these credit agreements approximate market terms for similar credit agreements and, therefore, they are considered to be Level 3.

FVO for Financial Assets and Financial Liabilities

RICs HFI

To reduce accounting and operational complexity, the Company elected the FVO for certain of its RICs HFI. These loans consisted primarily of NPLs acquired by the Company under optional clean-up calls from its non-consolidated Trusts.

LHFS

At December 31, 2025 and December 31, 2024, the Company had LHFS for which the FVO has been elected, primarily related to loans that are attributed to CIB whole loan aggregation and bridge lending programs. Electing the FVO allows the Company to record loans in these programs at fair value. The Company may enter into hedges on these LHFS portfolios, These hedges are reported at fair value; as a result, the loans and associated hedges are carried at fair value, reducing earnings volatility.

Securities Financing Activities

The Company has elected the FVO for certain of its Securities Financing Activities, primarily to align the accounting with the derivatives that are used to economically hedge changes in fair value of the assets and liabilities. Changes in fair value for Securities Financing Activities under an FVO are recording in non-interest income.

The following table summarizes the differences between the fair value and the principal balance of financial instruments measured at fair value on a recurring basis as of the dates indicated:

	December 31, 2025			December 31, 2024
(in thousands)	Fair Value	Principal Balance	Difference	Fair Value	Principal Balance	Difference
LHFS(1)	$1,531,369	$1,483,909	$47,460	$1,256,401	$1,230,119	$26,282
RICs HFI	4,870	4,870	—	9,039	9,039	—
Nonaccrual loans	13	13	—	83	83	—
(1) LHFS disclosed on the Consolidated Balance Sheets also includes $54.8 million and $77.6 million of LHFS valued on a non-recurring basis at December 31, 2025 and December 31, 2024, respectively, that are held at the lower of cost or fair value that are not presented within this table. There were no nonaccrual loans related to the LHFS measured using the FVO.